Indebtedness Unsecured Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Variable Rate UnSecured Debt [Member]	Dec. 31, 2013 Fixed Rate Unsecured Debt [Member]	Mar. 31, 2013 Fixed Rate Unsecured Debt [Member]	Sep. 30, 2012 Fixed Rate Unsecured Debt [Member]	Jun. 30, 2012 Fixed Rate Unsecured Debt [Member]	Dec. 31, 2013 Fixed Rate Unsecured Debt [Member]	Oct. 31, 2012 Fixed Rate Unsecured Debt Repaid [Member]	Aug. 31, 2012 Fixed Rate Unsecured Debt Repaid [Member]	Dec. 31, 2013 Fixed Rate Unsecured Debt Repaid [Member] loans	Oct. 02, 2012 Fixed Rate Unsecured Debt Repaid [Member]	Aug. 15, 2012 Fixed Rate Unsecured Debt Repaid [Member]	Jul. 31, 2012 Variable Rate Unsecured Debt [Member]	Dec. 31, 2013 Variable Rate Unsecured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 Variable Rate Unsecured Debt [Member] London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	$ 750,000	$ 600,000	$ 0	$ 250,000	$ 250,000	$ 250,000	$ 300,000	$ 300,000
Debt Instrument, Description of Variable Rate Basis																LIBOR	LIBOR
Debt Instrument, Interest Rate, Stated Percentage					3.875%	3.625%	3.875%	4.375%	3.875%			5.57%
Gains (Losses) on Extinguishment of Debt	(9,433)	0	0
Debt Instrument, Estimated Trading Values, Percent of Face Value, Minimum									92.00%
Debt Instrument, Estimated Trading Values, Percent of Face Value, Maximum									124.00%
Repayments of Unsecured Debt	$ 685,022	$ 222,846	$ 334,432							$ 50,000	$ 150,000	$ 675,000			$ 21,000
Debt Instrument, Basis Spread on Variable Rate																1.35%	0.85%
Debt Instrument, Interest Rate at Period End																1.52%
Number of unsecured notes repaid												3
Debt Instrument, Interest Rate, Effective Percentage					3.91%	3.72%	3.925%	4.466%	3.91%			6.37%	5.45%	6.01%
Debt Instrument, Covenant Compliance									We were in compliance with all such covenants at December 31, 2013